Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023
Revenue	$ 381,000	$ 38,466,000	$ 50,719,000	$ 38,695,000		$ 46,288,000		$ 35,573,000
Operating expenses
Cost of revenue	123,000	32,071,000	42,198,000	32,157,000				30,779,000
Amortization						61,000		61,000
Selling, general and administrative	2,822,000	4,262,000	7,687,000	12,390,000				9,235,000
Total operating expenses	2,945,000	36,333,000	49,885,000	44,547,000				40,014,000
Loss from operations	(2,564,000)	2,133,000	834,000	(5,852,000)				(4,440,000)
Other income (expense)
Gain from sale of consolidated entity								387,000
Other expense	5,679,000	56,000	9,990,000	214,000				180,000
Loss from change in fair value forward purchase agreement	(539,000)		(1,289,000)	(2,982,000)				(13,403,000)
Loss on extinguishment of debt						2,800,000
Interest expense	27,000	(3,234,000)	(3,602,000)	(5,603,000)				(3,358,000)
Total other expense	5,167,000	(3,178,000)	5,099,000	(8,371,000)				(16,194,000)
Loss before provision for income taxes and discontinued operations	2,603,000	(1,045,000)	5,933,000	(14,223,000)				(20,634,000)
Provision for incomes taxes (benefit)	272,000	11,000	559,000	26,000				2,000
Net loss from continuing operations	2,331,000	(1,056,000)	5,374,000	(14,249,000)				(20,636,000)
Net loss from discontinued operations	4,814,000	(3,379,000)	5,828,000	(24,495,000)				(32,186,000)
Net Loss	$ 7,145,000	$ (4,435,000)	$ 11,202,000	$ (38,744,000)		$ (40,645,000)		$ (52,822,000)
Basic and diluted net loss per share
Net loss per share from continuing operations, basic	$ 0.46	$ (0.89)	$ 1.25	$ (12.10)		$ (13.17)		$ (33.84)
Net loss per share from continuing operations, diluted	0.45	(0.89)	1.30	(12.10)		(13.17)		(33.84)
Net loss per share from discontinued operations, basic	0.96	(2.86)	1.35	(20.80)		(11.25)		(52.78)
Net loss per share from discontinued operations, diluted	0.81	(2.86)	1.16	(20.80)		(11.25)		(52.78)
Loss per share - basic	1.42	(3.76)	2.60	(32.89)		(24.42)		(86.62)
Loss per share - diluted	$ 1.26	$ (3.76)	$ 2.46	$ (32.89)		$ (24.42)		$ (86.62)
Weighted average common share outstanding:
Basic	5,039,340	1,180,562	4,303,537	1,177,853		1,664,502		609,800
Weighted average shares outstanding - dilutive	5,978,762	1,180,562	5,037,805	1,177,853		1,664,502		609,800
M2i Global Inc [Member]
Operating expenses
General and administrative					$ 1,447,995		$ 1,170,493
Legal and professional					4,524,350		2,624,628
Total operating expenses					5,972,345		3,795,121
Loss from operations					(5,972,345)		(3,795,121)
Other income (expense)
Gain (loss) on derivative liability					(381,439)
Other expense					(4,027)
Interest expense					(134,758)		(92,140)
Total other expense					(520,224)		(92,140)
Net Loss					$ (6,492,569)		$ (3,887,261)
Basic and diluted net loss per share
Loss per share - basic					$ (0.01)		$ (0.01)
Loss per share - diluted					$ (0.01)		$ (0.01)
Weighted average common share outstanding:
Basic					647,803,506		548,195,417
Weighted average shares outstanding - dilutive					647,803,506		548,195,417
Previously Reported [Member]
Revenue						$ 46,288,000
Operating expenses
Cost of revenue						38,792,000
Amortization	$ 15,000	$ 15,000		$ 45,000
Selling, general and administrative						16,861,000
Total operating expenses						55,653,000
Loss from operations						(9,365,000)
Other income (expense)
Gain from sale of consolidated entity
Other expense						212,000
Loss from change in fair value forward purchase agreement						(2,983,000)
Loss on extinguishment of debt						(2,804,000)
Interest expense						(7,493,000)
Total other expense						(13,068,000)
Loss before provision for income taxes and discontinued operations						(22,433,000)
Provision for incomes taxes (benefit)						(507,000)
Net loss from continuing operations						(21,926,000)
Net loss from discontinued operations						(18,719,000)
Net Loss						$ (40,645,000)